Sohu.com Limited Shareholders' Equity (Treasury Stock, Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Nov. 11, 2023	Nov. 12, 2022	Nov. 13, 2021	Nov. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 02, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value						$ 40,875	$ 6,560	$ 80,778
Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value						$ 42,794	$ 0	$ 99,549
ADS [Member] | Sohu Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased						3,815,361
Aggregate cost of shares repurchased						$ 47,400
ADS [Member] | Sohu Share Repurchase Program [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value				$ 42,800
Stock repurchased and retired during period value				3,470
ADS [Member] | Sohu Share Repurchase Program [Member] | March 02, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount									$ 150,000
ADS [Member] | Sohu Share Repurchase Program [Member] | November 13, 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount			$ 100,000
Share repurchase program period			12 months
Stock repurchase program expiration date			Nov. 12, 2022
Number of shares repurchased		5,637,875
Aggregate cost of shares repurchased		$ 100,000
Stock repurchased and historical cost during period value					$ 100,000
Stock repurchased and retired during period value					5,638
ADS [Member] | Sohu Share Repurchase Program [Member] | November 11, 2023 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount	$ 80,000
Share repurchase program period	24 months
Stock repurchase program expiration date	Nov. 10, 2025
ADS [Member] | Sohu Share Repurchase Program [Member] | Additional Paid-in Capital [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period value				$ 42,800
ADS [Member] | Sohu Share Repurchase Program [Member] | Additional Paid-in Capital [Member] | November 13, 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period value					$ 100,000
Ordinary shares [Member] | Sohu Share Repurchase Program [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased				3,470,361
Ordinary shares [Member] | Sohu Share Repurchase Program [Member] | November 13, 2021 [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased		5,637,875